Unit Activity	12 Months Ended
Dec. 31, 2025
Unit Activity
Unit Activity

23) Unit Activity

The following table shows the number of common units, Class B Units, general partner units and Series A Preferred Units from December 31, 2023 until December 31, 2025:

				Convertible
			General Partner	Preferred
(in units)	Common Units	Class B Units	Units	Units
December 31, 2023	34,045,081	252,405	640,278	3,541,666
December 31, 2024	34,045,081	252,405	640,278	3,541,666
Repurchase of Common Units	(384,739)	—	—	—
December 31, 2025	33,660,342	252,405	640,278	3,541,666

On July 2, 2025, the Partnership announced a program for the Partnership to repurchase up to $10 million of its common units. All purchases of common units were at prevailing market prices on the open market. Common units repurchased by the Partnership under the program have been cancelled. The program concluded in October 2025. As of December 31, 2025, the Partnership had repurchased a total of 384,739 common units at an average purchase price of $7.87 per unit.